Other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous liabilities [abstract]
Payments to be processed	R$ 1,150,536	R$ 648,887
Provisions for salaries, vacations and other labor charges	139,752	77,383
Lease financial liabilities (Note 24 a)	120,395	146,705	R$ 137,085
Pending settlements	118,307	31,352
Contract liabilities(a)	41,785	45,364
Agreements to be transferred	27,979	33,736
Other liabilities	298,494	190,100
Other liabilities	R$ 1,897,248	R$ 1,173,527